Trade and Other Payables and Other Current Liabilities (Details) - USD ($)	Jun. 30, 2024	May 07, 2024	Jun. 30, 2023
Trade and Other Payables and Other Current Liabilities [Abstract]
Customer contracts	$ 5,462		$ 7,108
Shares granted to officers and employees (in Shares)		288,000